Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	[1]	Dec. 31, 2023	[1]
Statement of comprehensive income [abstract]
Profit for the year	£ 4,757		£ 4,477	[2]	£ 5,518	[2]
Post-retirement defined benefit scheme remeasurements:
Remeasurements before tax	(520)		(768)		(1,633)
Current tax	50		50		376
Deferred tax	85		154		52
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	(385)		(564)		(1,205)
Movements in revaluation reserve in respect of equity shares held at FVOCI:
Change in fair value	34		93		(54)
Deferred tax	0		0		(3)
Other comprehensive income, net of tax, gains (losses) from investments in equity instruments	34		93		(57)
Gains and losses attributable to own credit risk:
Losses before tax	(126)		(78)		(234)
Deferred tax	35		22		66
Other comprehensive income, net of tax, change in fair value of financial liability attributable to change in credit risk of liability	(91)		(56)		(168)
Other comprehensive income that will not be reclassified to profit or loss, before tax	(442)		(527)		(1,430)
Movements in revaluation reserve in respect of debt securities held at FVOCI:
Change in fair value	34		(53)		(40)
Current tax	1		1		1
Deferred tax	(8)		14		11
Gains (losses) on financial assets measured at fair value through other comprehensive income, net of tax	27		(38)		(28)
Income statement transfers in respect of disposals	(3)		(7)		(122)
Deferred tax	1		2		35
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	(2)		(5)		(87)
Income statement transfers in respect of impairment	(1)		(3)		(2)
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income	24		(46)		(117)
Movements in cash flow hedge reserve:
Effective portion of changes in fair value taken to other comprehensive income	482		(2,577)		545
Deferred tax	(136)		719		(160)
Gains (losses) on cash flow hedges, net of tax	346		(1,858)		385
Net income statement transfers	1,869		2,597		1,838
Deferred tax	(523)		(728)		(513)
Reclassification adjustments on cash flow hedges, net of tax	1,346		1,869		1,325
Other comprehensive income, net of tax, cash flow hedges	1,692		11		1,710
Movements in foreign currency translation reserve, net of tax	54		(73)		(53)
Other comprehensive income that will not be reclassified to profit or loss, before tax	1,770		(108)		1,540
Total other comprehensive income (loss) for the year, net of tax	1,328		(635)		110
Total comprehensive income (loss) for the year	6,085	[3]	3,842		5,628
Comprehensive income attributable to [abstract]
Total comprehensive income (loss) attributable to ordinary shareholders	5,524		3,288		5,043
Total comprehensive income attributable to other equity holders	463		498		527
Total comprehensive income (loss) attributable to equity holders	5,987		3,786		5,570
Total comprehensive income attributable to non-controlling interests	£ 98		£ 56		£ 58

[1]	[1]Current tax and deferred tax impacts, previously shown in aggregate for each reserve, are now presented alongside each line item. Comparatives are represented on a consistent basis.
[2]	[1]Comparative periods have been represented for presentational changes. See note 1.
[3]	1Total comprehensive income attributable to owners of the parent was a surplus of £5,987 million (2024: surplus of £3,786 million; 2023: surplus of £5,570 million).